NOTE 8 - CONVERTIBLE DEBENTURE/NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Convertible debenture/notes payable
	2013	2012
Notes payable issued on March 21, 2012, unsecured, interest included, due on March 21, 2014,convertible into common stock at $1.00 per share (less unamortized debt discount of $12,616 and $151,869 , respectively)	$92,384	$98,131

Convertible debenture issued on October 2, 2012, unsecured, interest included, due on October 2, 2015, convertible into common stock at 60% of the lowest closing bid price for the twenty trading days immediately preceding the date of conversion, (less unamortized debt discount of $0 and $110,137, respectively)	—	9,863

Convertible note issued on March 2013, unsecured, interest at 8%, due on October 05, 2013, in default.	10,000	—

Convertible note issued on July 2013, August 2013 and October 2013, unsecured, interest at 8%, due on April 22, 2014, May 27, 2014 and July 25, 2014. Unamortized debt discount of $92,011 and $0, respectively	81,989	—

Convertible note issued on October 2013 and December 2013, unsecured, zero interest if paid on or before 90 days otherwise one time interest charge of 12%, due on October 2, 2015 and December 2, 2015. Unamortized debt discount of $50,082 and $0, respectively	4,918	—

Convertible note issued on October 2013, unsecured, interest at 6%, due on October 13, 2014. Unamortized debt discount of $23,507 and $0, respectively	6,493	—

Convertible note issued on December 2013, unsecured, interest at 8%, due on December 12, 2014. Unamortized debt discount of $58,299 and $0, respectively	3,201	—

Convertible note issued on December 2013, unsecured, interest at 6%, due on December 12, 2014. Unamortized debt discount of $100,317 and $0, respectively	32,183	—
Total notes payable	231,168	107,994
Less: current portion	(4,918)	—
Long-term convertible debenture/notes payable	$226,250	$107,994

Fair value of embedded derivative (1)
Dividend yield:	-0-%
Volatility	313.6%
Risk free rate:	0.31%

Fair value of embedded derivative (2)
Dividend yield:	-0-%
Volatility	313.6%
Risk free rate:	0.31%

Fair value of embedded derivative (3)
Dividend yield:	-0-%
Volatility	243%-312%
Risk free rate:	0.31%

Fair value of embedded derivative (4)
Dividend yield:	-0-%
Volatility	292.88%
Risk free rate:	0.08% -0.11%

Fair value of embedded derivative (5)
Dividend yield:	-0-%
Volatility	272%-277%
Risk free rate:	0.30%-0.31%

Fair value of embedded derivative (6)
Dividend yield:	-0-%
Volatility	292.88%
Risk free rate:	0.32%

Fair value of embedded derivative (7)
Dividend yield:	-0-%
Volatility	277%
Risk free rate:	0.14%

Fair value of embedded derivative (8)
Dividend yield:	-0-%
Volatility	292.88%
Risk free rate:	0.12%

Fair value of embedded derivative (9)
Dividend yield:	-0-%
Volatility	272%
Risk free rate:	0.14%

Fair value of embedded derivative (10)
Dividend yield:	-0-%
Volatility	292.88%
Risk free rate:	0.13%

Maturities of notes payable
Maturities of notes payable are as follows:
Year Ending December 31,	Amount
2014	$513,000
2015	55,000
Total	568,000
Less: Unamortized debt discount	(336,833)
Total	$231,167